RISK MANAGEMENT - Risk exposure by credit rating (Details) - COP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
RISK MANAGEMENT
Financial assets	$ 37,570,270	$ 25,674,195
Other financial instruments | Credit risk
RISK MANAGEMENT
Financial assets	38,558,705	27,554,748
Other financial instruments | Sovereign Risk | Credit risk
RISK MANAGEMENT
Financial assets	14,487,622	7,520,002
Other financial instruments | AAA | Credit risk
RISK MANAGEMENT
Financial assets	10,113,581	9,613,353
Other financial instruments | AA+ | Credit risk
RISK MANAGEMENT
Financial assets	4,714,501	2,934,561
Other financial instruments | AA | Credit risk
RISK MANAGEMENT
Financial assets	770,266	761,139
Other financial instruments | AA- | Credit risk
RISK MANAGEMENT
Financial assets	68,124	285,253
Other financial instruments | A+ | Credit risk
RISK MANAGEMENT
Financial assets	906,847	763,754
Other financial instruments | A | Credit risk
RISK MANAGEMENT
Financial assets	465,978	465,025
Other financial instruments | A- | Credit risk
RISK MANAGEMENT
Financial assets	352,619	396,755
Other financial instruments | BBB+ | Credit risk
RISK MANAGEMENT
Financial assets	587,802	604,672
Other financial instruments | BBB | Credit risk
RISK MANAGEMENT
Financial assets	221,092	243,820
Other financial instruments | BBB- | Credit risk
RISK MANAGEMENT
Financial assets	219,676	1,808,396
Other financial instruments | Other | Credit risk
RISK MANAGEMENT
Financial assets	4,960,616	1,745,020
Other financial instruments | Not rated | Credit risk
RISK MANAGEMENT
Financial assets	$ 689,981	$ 412,998